Intangible Assets - Schedule of Intangible Assets and Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)		14 years 6 months
Gross Carrying Amount	$ 790,622	$ 762,100
Accumulated Amortization	(48,530)	(21,443)
Net Carrying Amount	$ 742,092	$ 740,657
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)	14 years 1 month 6 days	14 years 7 months 6 days
Gross Carrying Amount	$ 684,966	$ 658,783
Accumulated Amortization	(41,459)	(18,298)
Net Carrying Amount	$ 643,507	$ 640,485
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)	14 years 1 month 6 days	14 years 7 months 6 days
Gross Carrying Amount	$ 100,627	$ 98,392
Accumulated Amortization	(6,149)	(2,731)
Net Carrying Amount	$ 94,478	$ 95,661
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)	4 years 1 month 6 days	4 years 7 months 6 days
Gross Carrying Amount	$ 5,029	$ 4,925
Accumulated Amortization	(922)	(414)
Net Carrying Amount	$ 4,107	$ 4,511